UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2013

                                                                      (Form N-Q)

48460-0214                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2013 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

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1  | USAA Tax Exempt Long-Term Fund
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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CCD     Community College District
EDA     Economic Development Authority
EDC     Economic Development Corp.
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Board
IDC     Industrial Development Corp.
ISD     Independent School District
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
USD     Unified School District

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                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
December 31, 2013 (unaudited)

PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (92.2%)

             ALABAMA (0.8%)
$   4,245    Chatom IDB (INS)                                        5.00%      8/01/2037    $    4,360
    2,500    Montgomery Medical Clinic Board                         4.75       3/01/2031         2,323
    2,500    Montgomery Medical Clinic Board                         4.75       3/01/2036         2,245
    7,000    Port Auth.                                              6.00      10/01/2035         7,803
    2,000    Selma IDB                                               5.80       5/01/2034         2,046
                                                                                             ----------
                                                                                                 18,777
                                                                                             ----------
             ARIZONA (2.5%)
    5,000    Apache County IDA                                       4.50       3/01/2030         4,620
    5,000    Goodyear                                                5.63       7/01/2039         5,194
    6,000    Health Facilities Auth.                                 5.00       2/01/2042         5,411
    7,000    Maricopa County                                         5.00       6/01/2035         7,169
    3,500    Maricopa County                                         4.50       8/01/2042         2,985
    1,000    Phoenix Civic Improvement Corp. (INS)                   5.50       7/01/2029         1,114
    1,500    Phoenix Civic Improvement Corp. (INS)                   5.50       7/01/2030         1,664
    3,000    Pima County IDA                                         4.00       9/01/2029         2,647
    4,000    Pima County IDA                                         5.75       9/01/2029         4,066
    2,685    Pima County IDA                                         4.50       6/01/2030         2,480
    3,000    Pima County IDA                                         5.25      10/01/2040         2,950
    3,500    Scottsdale IDA                                          5.25       9/01/2030         3,501
    9,325    Univ. Medical Center Corp.                              5.00       7/01/2035         9,222
    2,000    Yavapai County IDA                                      5.63       8/01/2033         2,000
    7,500    Yavapai County IDA                                      5.63       8/01/2037         7,432
                                                                                             ----------
                                                                                                 62,455
                                                                                             ----------
             ARKANSAS (0.1%)
    1,000    Dev. Finance Auth. (INS)                                4.97 (a)   7/01/2028           520
    1,165    Dev. Finance Auth. (INS)                                4.98 (a)   7/01/2029           573
    1,150    Dev. Finance Auth. (INS)                                4.99 (a)   7/01/2030           524
    2,500    Dev. Finance Auth. (INS)                                5.03 (a)   7/01/2036           755
                                                                                             ----------
                                                                                                  2,372
                                                                                             ----------
             CALIFORNIA (9.3%)
    1,000    Cerritos CCD                                            5.63 (a)   8/01/2031           402
    2,500    Cerritos CCD                                            5.67 (a)   8/01/2032           941
    2,175    Cerritos CCD                                            5.71 (a)   8/01/2033           765
    1,000    Cerritos CCD                                            5.76 (a)   8/01/2034           331
    1,500    Cerritos CCD                                            5.82 (a)   8/01/2035           467
    2,200    Cerritos CCD                                            5.88 (a)   8/01/2036           645
    8,500    Coachella Valley USD (INS)                              5.95 (a)   8/01/2041         1,646
    6,700    Corona-Norco USD (INS)                                  5.50       8/01/2039         7,272
    3,000    El Camino CCD                                           5.08 (a)   8/01/2034         1,004
    3,000    El Camino CCD                                           5.24 (a)   8/01/2038           770
   10,000    El Monte Union High School District (INS)               5.75 (a)   6/01/2042         1,959
    2,500    Escondido Union High School District (INS)              5.00       6/01/2037         2,515
    2,410    Golden State Tobacco Securitization (INS)               4.55       6/01/2022         2,462
    5,000    Golden State Tobacco Securitization (INS)               4.60       6/01/2023         5,122

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3  | USAA Tax Exempt Long-Term Fund

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   2,000    Golden State Tobacco Securitization                     5.00%      6/01/2030    $    2,041
    5,000    Indio Redevelopment Agency                              5.25       8/15/2035         4,435
   17,025    Inland Empire Tobacco Securitization Auth.              5.75       6/01/2026        15,468
    2,000    Jurupa Public Finance Auth. (INS)                       5.00       9/01/2033         2,017
    1,200    Los Alamitos USD, 5.95%, 8/01/2024                      5.95 (b)   8/01/2034           668
    4,500    Los Alamitos USD, 6.05%, 8/01/2024                      6.05 (b)   8/01/2042         2,458
    3,000    Monterey Peninsula USD (INS)                            5.50       8/01/2034         3,223
   15,000    Palomar Pomerado Health                                 5.13       8/01/2037        15,070
    1,860    Paramount USD                                           6.82 (a)   8/01/2034           540
    2,000    Paramount USD                                           6.86 (a)   8/01/2035           543
    2,750    Paramount USD                                           6.88 (a)   8/01/2036           690
    2,750    Paramount USD                                           6.90 (a)   8/01/2037           656
    6,000    Pollution Control Financing Auth.                       5.00      11/21/2045         5,144
    9,105    Public Works Board (PRE)                                5.00      11/01/2029         9,463
    2,500    Public Works Board                                      5.00      12/01/2029         2,609
    2,610    Public Works Board                                      5.00       4/01/2030         2,659
    2,000    Public Works Board                                      5.00      10/01/2030         2,066
    2,950    Public Works Board                                      5.00       6/01/2031         3,051
    1,110    Public Works Board                                      5.00      10/01/2031         1,139
    2,000    Public Works Board                                      5.00      12/01/2031         2,059
    3,000    Public Works Board                                      5.00       3/01/2038         3,000
    4,600    San Francisco City and County Redevelopment
               Financing Auth. (INS)                                 4.88       8/01/2036         4,315
    3,000    San Marcos Schools Financing Auth. (INS)                5.00       8/15/2040         3,032
   13,605    San Ysidro School District (INS)                        5.58 (a)   8/01/2036         3,374
   14,285    San Ysidro School District (INS)                        5.64 (a)   8/01/2037         3,316
   15,000    Santa Ana USD (INS)                                     5.45 (a)   4/01/2029         6,394
    5,000    Southern California Public Power Auth.                  5.00       7/01/2040         5,039
    6,000    State                                                   5.25       2/01/2030         6,432
   24,700    State                                                   4.50       8/01/2030        24,812
    5,000    State                                                   5.75       4/01/2031         5,555
      160    State                                                   5.00       2/01/2032           160
    6,000    State                                                   5.00      11/01/2032         6,209
    5,000    State                                                   5.00      12/01/2032         5,176
    8,000    State                                                   5.25       4/01/2035         8,443
    6,750    State                                                   5.00       2/01/2038         6,904
    9,010    State                                                   5.00       4/01/2042         9,149
   10,000    Statewide Communities Dev. Auth.                        5.00       4/01/2042         9,843
    8,885    Stockton USD (INS)                                      7.33 (a)   8/01/2034         2,579
    2,500    Victor Elementary School District (INS)                 5.13       8/01/2034         2,595
    5,180    Washington Township Health Care Dist.                   5.25       7/01/2030         5,204
    5,000    Washington Township Health Care Dist.                   5.50       7/01/2038         5,058
                                                                                             ----------
                                                                                                228,889
                                                                                             ----------
             COLORADO (1.8%)
    3,500    Denver Convention Center Hotel Auth. (INS)              4.75      12/01/2035         3,205
   15,765    Denver Health and Hospital Auth.                        4.75      12/01/2034        14,629
    2,000    E-470 Public Highway Auth.                              5.38       9/01/2026         2,047
   10,000    E-470 Public Highway Auth. (INS)                        5.06 (a)   9/01/2035         2,720
    2,500    Educational and Cultural Facilities Auth.               5.25       4/01/2043         2,524
    3,500    Health Facilities Auth.                                 5.00       6/01/2029         3,494
    3,000    Health Facilities Auth.                                 5.25       6/01/2031         3,015
    2,000    Health Facilities Auth.                                 5.00       6/01/2035         1,881
    2,500    Health Facilities Auth.                                 5.25       6/01/2036         2,500
    2,000    Health Facilities Auth.                                 5.00      10/01/2042         1,974
    5,000    Health Facilities Auth.                                 5.00      12/01/2042         4,543
    2,000    Vista Ridge Metropolitan District (INS)                 5.00      12/01/2036         1,698
                                                                                             ----------
                                                                                                 44,230
                                                                                             ----------
             CONNECTICUT (1.9%)
    2,500    Health and Educational Facilities Auth. (INS)           5.13       7/01/2030         2,419
    2,000    Health and Educational Facilities Auth.                 5.00       7/01/2035         2,049

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$  60,796    Mashantucket (Western) Pequot Tribe (c)                 7.08% (d)  7/01/2031    $   41,690
                                                                                             ----------
                                                                                                 46,158
                                                                                             ----------
             DELAWARE (0.2%)
    4,000    EDA                                                     5.40       2/01/2031         4,193
                                                                                             ----------
             DISTRICT OF COLUMBIA (2.0%)
   12,870    Community Academy Public Charter School, Inc. (INS)     4.88       5/01/2037         9,151
    1,305    District of Columbia                                    5.00       7/01/2036         1,301
    1,500    District of Columbia                                    5.00       7/01/2042         1,460
    1,700    District of Columbia                                    6.00       7/01/2043         1,752
    1,450    District of Columbia                                    6.00       7/01/2048         1,484
    7,500    Metropolitan Washington Airports Auth.                  5.13      10/01/2034         7,817
    5,000    Metropolitan Washington Airports Auth.                  5.00      10/01/2039         5,156
   10,000    Metropolitan Washington Airports Auth.                  5.63      10/01/2039        10,641
   10,000    Washington Convention & Sports Auth.                    5.00      10/01/2040         9,941
                                                                                             ----------
                                                                                                 48,703
                                                                                             ----------
             FLORIDA (11.6%)
    7,000    Atlantic Beach Health Care Facilities Auth.             5.63      11/15/2043         6,716
    2,000    Brevard County Health Facilities Auth.                  7.00       4/01/2039         2,151
   20,000    Brevard County School Board (INS)                       5.00       7/01/2032        20,407
    1,500    Broward County                                          5.25      10/01/2034         1,602
      350    Broward County School Board (INS)                       5.25       7/01/2027           370
   10,000    Broward County School Board (INS)                       5.00       7/01/2032        10,143
    2,000    Clearwater                                              5.25      12/01/2039         2,084
    5,675    Department of Children and Family Services              5.00      10/01/2025         6,022
    1,500    Escambia County                                         6.25      11/01/2033         1,602
    1,000    Escambia County Housing Finance Auth. (INS)             5.75       6/01/2031         1,058
    3,950    Gainesville                                             5.25      10/01/2034         4,152
    1,000    Hialeah Gardens Health Care Facilities Auth.
               (LOC - SunTrust Bank)                                 5.00       8/15/2037           964
    3,500    Highlands County Health Facilities Auth.                5.00      11/15/2031         3,546
      625    Hillsborough County (INS)                               5.13       3/01/2020           627
    2,270    Jacksonville                                            5.00      10/01/2029         2,358
    5,750    Jacksonville Economic Dev. Commission                   5.00      11/15/2036         5,769
    4,000    JEA Water & Sewer System                                5.00      10/01/2039         4,121
    4,000    Lake County School Board (INS) (PRE)                    5.00       7/01/2029         4,096
      500    Lakeland Educational Facility                           5.00       9/01/2037           468
    1,000    Lakeland Educational Facility                           5.00       9/01/2042           921
    4,000    Lee County IDA                                          5.75      10/01/2042         3,655
    1,500    Miami (INS)                                             5.00      10/01/2034         1,516
   13,125    Miami (INS)                                             5.25       7/01/2035        13,451
    4,000    Miami (INS)                                             5.25       7/01/2039         4,064
    2,000    Miami Beach                                             5.00       9/01/2040         2,021
    6,875    Miami-Dade County                                       5.00      10/01/2029         7,057
    3,950    Miami-Dade County                                       5.00      10/01/2034         4,096
   23,205    Miami-Dade County                                       5.38      10/01/2035        24,059
    2,500    Miami-Dade County                                       5.00      10/01/2037         2,496
    5,000    Miami-Dade County                                       5.00       7/01/2040         5,022
    3,000    Miami-Dade County Facilities Auth.                      5.00       4/01/2042         2,951
    5,000    Miami-Dade County School Board (INS)                    5.25       2/01/2027         5,268
    5,000    Miami-Dade County School Board (INS)                    5.00       5/01/2033         5,061
    2,500    Municipal Loan Council (INS)                            5.25      10/01/2033         2,601
    5,000    Orange County (INS)                                     5.00      10/01/2031         5,183
    3,000    Orange County Health Facilities Auth.                   5.25      10/01/2035         3,013
   10,000    Orange County Health Facilities Auth.                   4.75      11/15/2036         9,344
    6,255    Orange County Health Facilities Auth.                   5.13      11/15/2039         6,071
    8,000    Orange County Health Facilities Auth.                   5.00      10/01/2042         7,419
   12,170    Orange County School Board (INS)                        5.00       8/01/2031        12,524
    5,000    Orange County School Board (INS)                        5.00       8/01/2032         5,202
   10,000    Orange County School Board (INS)                        5.50       8/01/2034        10,641

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5  | USAA Tax Exempt Long-Term Fund

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   6,000    Orlando-Orange County Expressway Auth.                  5.00%      7/01/2035    $    6,090
    2,000    Orlando-Orange County Expressway Auth.                  5.00       7/01/2035         2,030
   10,000    Palm Beach County                                       5.00      10/01/2031        10,350
    1,000    Pinellas County Educational Facilities Auth.            5.00      10/01/2027           980
    1,000    Pinellas County Educational Facilities Auth.            5.25      10/01/2030           977
    3,650    Pinellas County Educational Facilities Auth.            6.00      10/01/2041         3,771
    4,000    Polk County Utility Systems (INS)                       5.00      10/01/2030         4,084
    4,000    Port St. Lucie Utility System (INS)                     4.64 (a)   9/01/2032         1,516
    4,000    Port St. Lucie Utility System (INS)                     4.65 (a)   9/01/2033         1,423
    1,000    Sarasota County Public Hospital District                5.63       7/01/2039         1,018
    5,000    South Miami Health Facilities Auth.                     4.63       8/15/2029         5,016
    3,000    St. Petersburg Health Facilities Auth.                  6.50      11/15/2039         3,246
      600    State Higher Educational Facility                       5.00       4/01/2032           574
    1,500    State Higher Educational Facility                       5.25       4/01/2042         1,463
    3,400    Sumter County (INS)                                     5.00       6/01/2036         3,439
    2,200    Tampa Housing Auth.                                     4.85       7/01/2036         2,185
    3,050    Tampa-Hillsborough County Expressway Auth.              5.00       7/01/2042         3,023
    2,350    Volusia County Educational Facilities Auth. (INS)       5.00      10/15/2029         2,428
    8,350    Volusia County School Board (INS)                       5.00       8/01/2031         8,540
    1,165    West Palm Beach Community Redevelopment Agency          5.00       3/01/2029         1,172
                                                                                             ----------
                                                                                                285,217
                                                                                             ----------
             GEORGIA (1.5%)
    3,500    Atlanta Airport                                         5.00       1/01/2035         3,578
   10,000    Burke County Dev. Auth.                                 7.00       1/01/2023        11,670
    4,000    Dahlonega Downtown Dev. Auth. (INS)                     5.00       7/01/2040         4,091
    4,000    Glynn-Brunswick Memorial Hospital Auth.                 5.63       8/01/2034         4,147
    1,600    Private Colleges & Universities Auth.                   5.00      10/01/2032         1,551
   10,000    Savannah EDA                                            6.15       3/01/2017        10,639
    1,000    Thomasville Hospital Auth.                              5.25      11/01/2035         1,008
    1,250    Thomasville Hospital Auth.                              5.38      11/01/2040         1,267
                                                                                             ----------
                                                                                                 37,951
                                                                                             ----------
             HAWAII (0.3%)
    6,000    State                                                   6.50       7/01/2039         6,452
                                                                                             ----------
             IDAHO (0.1%)
    1,500    Health Facilities Auth. (INS)                           5.00       7/01/2035         1,485
                                                                                             ----------
             ILLINOIS (9.1%)
      520    Chicago (INS)                                           5.25       1/01/2029           520
    4,058    Chicago                                                 6.75      12/01/2032         4,113
    5,000    Chicago-O'Hare International Airport                    5.75       1/01/2039         5,183
    5,000    Chicago-O'Hare International Airport                    5.75       1/01/2043         5,000
    2,000    Finance Auth.                                           5.00       4/01/2026         1,896
    5,000    Finance Auth.                                           5.50       8/15/2028         5,155
    2,500    Finance Auth. (INS)                                     5.75      11/01/2028         2,673
    5,000    Finance Auth.                                           7.25      11/01/2030         5,812
    4,500    Finance Auth.                                           5.00       4/01/2031         4,020
    7,565    Finance Auth.                                           5.50       4/01/2032         7,574
    8,000    Finance Auth.                                           6.00      10/01/2032         8,709
   14,875    Finance Auth.                                           4.50      11/15/2032        13,895
    6,000    Finance Auth.                                           4.00       2/01/2033         5,274
    5,000    Finance Auth.                                           5.75      10/01/2035         5,071
    7,000    Finance Auth.                                           5.00       4/01/2036         6,030
   20,000    Finance Auth.                                           5.38       8/15/2039        20,112
    1,205    Finance Auth.                                           5.25      10/01/2039         1,187
    5,000    Finance Auth.                                           6.00       7/01/2043         5,166
    2,500    Housing Dev. Auth.                                      4.85       1/01/2037         2,436
    5,000    Metropolitan Pier and Exposition Auth. (INS)            5.50       6/15/2020         5,529

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON          FINAL         VALUE
(000)       SECURITY                                                  RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   2,500   Metropolitan Pier and Exposition Auth. (INS)             5.55%      6/15/2021    $    2,736
   10,000   Railsplitter Tobacco Settlement Auth.                    5.50       6/01/2023        11,046
   23,980   Regional Transportation Auth. (INS)                      5.75       6/01/2020        28,168
   37,550   Regional Transportation Auth. (INS)                      6.50       7/01/2030        45,395
    3,000   Schaumburg (INS) (PRE)                                   5.25      12/01/2034         3,138
    8,000   State (INS)                                              5.00       4/01/2029         8,166
    1,000   Univ. of Illinois                                        5.13       4/01/2036         1,022
    7,676   Village of Gilberts (INS)                                4.75       3/01/2030         7,506
    1,710   Village of Montgomery Kane and Kendall
              Counties (INS)                                         4.70       3/01/2030         1,477
    1,500   Village of Round Lake (INS)                              4.70       3/01/2033         1,399
                                                                                             ----------
                                                                                                225,408
                                                                                             ----------
            INDIANA (0.9%)
    3,440   Finance Auth.                                            5.00      10/01/2033         3,470
    5,000   Finance Auth.                                            5.00       6/01/2039         4,570
    6,000   Indianapolis (INS)                                       5.50       1/01/2038         6,285
    7,500   Rockport (INS)                                           4.63       6/01/2025         7,738
                                                                                             ----------
                                                                                                 22,063
                                                                                             ----------
            IOWA (0.3%)
    5,000   Finance Auth. (INS)                                      4.75      12/01/2031         4,453
    5,000   Finance Auth. (INS)                                      5.00      12/01/2039         4,349
                                                                                             ----------
                                                                                                  8,802
                                                                                             ----------
            KANSAS (0.8%)
    9,000   Burlington (INS)                                         4.85       6/01/2031         8,943
   12,005   Wyandotte County                                         6.07 (a)   6/01/2021         8,129
    3,415   Wyandotte County                                         5.00       9/01/2032         3,549
                                                                                             ----------
                                                                                                 20,621
                                                                                             ----------
            KENTUCKY (0.5%)
    1,000   Economic Dev. Finance Auth. (INS)                        6.00      12/01/2033         1,001
    4,000   Economic Dev. Finance Auth. (INS)                        6.00      12/01/2038         3,949
    5,000   Municipal Power Agency (INS)                             5.00       9/01/2037         5,013
    2,000   Owen County                                              6.25       6/01/2039         2,107
                                                                                             ----------
                                                                                                 12,070
                                                                                             ----------
            LOUISIANA (1.8%)
    2,500   Lafayette Public Trust Financing Auth. (INS)             5.50      10/01/2035         2,635
    3,750   Local Government Environmental Facilities and
              Community Dev. Auth.                                   6.50       8/01/2029         4,108
   25,000   Parish of St. John the Baptist                           5.13       6/01/2037        24,680
   10,000   Public Facilities Auth.                                  5.00       6/01/2030        10,230
    2,000   Stadium and Exposition District                          5.00       7/01/2036         2,006
    1,500   Tobacco Settlement Financing Corp.                       5.25       5/15/2035         1,459
                                                                                             ----------
                                                                                                 45,118
                                                                                             ----------
            MARYLAND (0.7%)
    2,500   EDC                                                      6.20       9/01/2022         2,929
    5,000   Health and Higher Educational Facilities Auth.           5.75       1/01/2033         5,018
    1,700   Health and Higher Educational Facilities Auth.           5.00       7/01/2037         1,658
    6,000   Health and Higher Educational Facilities Auth.           5.75       1/01/2038         5,957
    3,000   Health and Higher Educational Facilities Auth.           4.00       7/01/2038         2,397
                                                                                             ----------
                                                                                                 17,959
                                                                                             ----------
            MASSACHUSETTS (1.0%)
    2,000   Dev. Finance Agency (INS)                                5.25       3/01/2026         2,084
    2,000   Dev. Finance Agency (INS)                                5.00       3/01/2036         1,943

================================================================================

7  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$  10,000    Health and Educational Facilities Auth.                 6.25%      7/01/2030    $   10,900
    3,500    Health and Educational Facilities Auth.                 5.00       7/15/2032         3,250
    1,250    Health and Educational Facilities Auth.                 5.00       7/01/2033         1,235
      500    Health and Educational Facilities Auth.                 5.00       7/15/2037           449
    5,000    School Building Auth. (INS)                             4.75       8/15/2032         5,042
                                                                                             ----------
                                                                                                 24,903
                                                                                             ----------
             MICHIGAN (1.3%)
   59,395    Building Auth. (INS)                                    5.01 (a)  10/15/2030        25,046
    4,500    Lansing Board of Water & Light                          5.00       7/01/2037         4,642
    3,000    Strategic Fund                                          5.63       7/01/2020         3,505
                                                                                             ----------
                                                                                                 33,193
                                                                                             ----------
             MINNESOTA (0.7%)
    4,000    Chippewa County                                         5.50       3/01/2037         3,943
    6,841    Higher Education Facilities Auth., acquired
               8/28/2006; cost $6,926 (e),(f)                        5.43       8/28/2031         6,881
    2,500    Higher Education Facilities Auth.                       5.00      10/01/2039         2,565
    3,000    St. Louis Park                                          5.75       7/01/2030         3,147
                                                                                             ----------
                                                                                                 16,536
                                                                                             ----------
             MISSISSIPPI (0.5%)
    1,000    Hospital Equipment and Facilities Auth.                 5.25      12/01/2026         1,006
    8,750    Warren County                                           4.80       8/01/2030         8,602
    3,000    Warren County                                           5.38      12/01/2035         2,901
                                                                                             ----------
                                                                                                 12,509
                                                                                             ----------
             MISSOURI (1.7%)
   20,000    Cape Girardeau County IDA                               5.00       6/01/2036        19,054
    1,000    Cape Girardeau County IDA                               5.75       6/01/2039         1,033
    8,000    Cass County                                             5.63       5/01/2038         7,574
    2,000    Dev. Finance Board                                      5.00       6/01/2035         1,984
    7,500    Health and Educational Facilities Auth.                 5.50      11/15/2033         7,730
    5,000    St. Louis County IDA                                    5.88       9/01/2043         4,986
                                                                                             ----------
                                                                                                 42,361
                                                                                             ----------
             MONTANA (0.6%)
    6,500    Forsyth (INS)                                           4.65       8/01/2023         6,753
    4,000    Forsyth                                                 3.90       3/01/2031         3,687
    5,000    Forsyth                                                 5.00       5/01/2033         5,194
                                                                                             ----------
                                                                                                 15,634
                                                                                             ----------
             NEBRASKA (0.1%)
    2,250    Douglas County Hospital Auth.                           6.13       8/15/2031         2,357
                                                                                             ----------
             NEVADA (1.9%)
    3,000    Carson City                                             5.00       9/01/2033         2,802
    4,000    Clark County (INS)                                      5.00       7/01/2026         4,277
   11,000    Clark County                                            5.13       7/01/2034        11,207
    5,000    Clark County (INS)                                      5.25       7/01/2039         5,132
   12,410    Clark County EDC                                        5.00       5/15/2029        12,699
   10,420    Truckee Meadows Water Auth. (INS)                       4.88       7/01/2034        10,436
                                                                                             ----------
                                                                                                 46,553
                                                                                             ----------
             NEW JERSEY (1.6%)
    3,000    Camden County Improvement Auth.                         5.75       2/15/2034         3,007
    6,000    EDA                                                     5.00       9/01/2024         6,533
    2,000    EDA                                                     5.00       6/15/2028         2,004
   11,495    Health Care Facilities Financing Auth.                  5.00       7/01/2029        11,538

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$  15,000    Health Care Facilities Financing Auth.                  5.63%      7/01/2032    $   15,557
                                                                                             ----------
                                                                                                 38,639
                                                                                             ----------
             NEW MEXICO (1.4%)
   32,380    Farmington                                              4.88       4/01/2033        30,340
    5,000    Farmington                                              5.90       6/01/2040         5,108
                                                                                             ----------
                                                                                                 35,448
                                                                                             ----------
             NEW YORK (3.8%)
    2,040    Buffalo and Erie County Industrial Land Dev. Corp.      5.38      10/01/2041         2,107
   16,570    Dormitory Auth.                                         6.00       8/15/2016        17,645
    1,920    Dormitory Auth.                                         5.25       7/01/2024         2,023
    2,250    Dormitory Auth.                                         5.25       7/01/2029         2,265
   16,130    Liberty Dev. Corp.                                      5.25      10/01/2035        16,769
    5,000    MTA                                                     3.55 (a)  11/15/2032         2,068
    5,000    MTA                                                     5.00      11/15/2042         5,017
    4,000    MTA                                                     5.00      11/15/2042         4,015
    5,000    MTA                                                     5.00      11/15/2043         4,992
       60    New York City                                           5.88       8/01/2019            61
    5,000    New York City                                           5.13      12/01/2028         5,524
    1,500    New York City Municipal Water Finance Auth.             5.00       6/15/2037         1,559
    7,500    New York City Transitional Finance Auth.                5.00       1/15/2034         7,828
    5,000    Thruway Auth.                                           5.00       1/01/2042         5,066
    5,000    Triborough Bridge and Tunnel Auth.                      3.62 (a)  11/15/2031         2,106
   10,000    Triborough Bridge and Tunnel Auth.                      5.00      11/15/2031        10,461
    3,000    Triborough Bridge and Tunnel Auth.                      3.66 (a)  11/15/2032         1,190
    2,500    Triborough Bridge and Tunnel Auth.                      3.70 (a)  11/15/2032         1,022
    2,000    Troy Capital Resource Corp.                             5.00       9/01/2030         2,053
                                                                                             ----------
                                                                                                 93,771
                                                                                             ----------
             NORTH CAROLINA (1.0%)
      645    Capital Facilities Finance Agency                       5.00       3/01/2034           629
   10,000    Capital Facilities Finance Agency                       4.63      11/01/2040         9,730
    3,750    Charlotte-Mecklenberg Hospital Auth.                    5.25       1/15/2034         3,921
    5,000    Columbus County Industrial Facilities & Pollution
               Control Financing Auth.                               6.25      11/01/2033         5,338
    5,250    State Medical Care Commission                           5.00       7/01/2033         5,100
                                                                                             ----------
                                                                                                 24,718
                                                                                             ----------
             NORTH DAKOTA (0.8%)
    4,685    Fargo                                                   6.25      11/01/2031         5,242
    4,900    Grand Forks                                             5.00      12/01/2032         4,815
    5,000    Grand Forks                                             5.00      12/01/2035         4,822
    2,500    McLean County                                           4.88       7/01/2026         2,571
    1,685    Williams County                                         5.00      11/01/2026         1,692
                                                                                             ----------
                                                                                                 19,142
                                                                                             ----------
             OHIO (1.5%)
    6,000    Air Quality Dev. Auth.                                  5.70       8/01/2020         6,619
   20,000    Buckeye Tobacco Settlement Financing Auth.              5.88       6/01/2030        15,180
   10,000    Buckeye Tobacco Settlement Financing Auth.              5.75       6/01/2034         7,317
    1,000    Cleveland (INS)                                         5.00       1/01/2031         1,006
    4,640    Higher Education Facility Commission (INS)              5.00       5/01/2036         4,073
    2,000    Lake County                                             5.63       8/15/2029         2,079
    2,000    State Turnpike Commission                               5.25       2/15/2033         2,122
                                                                                             ----------
                                                                                                 38,396
                                                                                             ----------
             OKLAHOMA (2.0%)
   20,760    Comanche County Hospital Auth.                          5.00       7/01/2032        20,043

================================================================================

9  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   4,500    Municipal Power Auth. (INS)                             4.50%      1/01/2047    $    4,214
    2,910    Norman Regional Hospital Auth. (INS)                    5.50       9/01/2023         2,910
    3,100    Norman Regional Hospital Auth.                          5.38       9/01/2029         3,103
    8,695    Norman Regional Hospital Auth.                          5.38       9/01/2036         8,522
    7,380    Sapulpa Municipal Auth. (INS)                           5.00       4/01/2033         7,555
    2,675    Tulsa Industrial Auth.                                  5.00      10/01/2037         2,698
                                                                                             ----------
                                                                                                 49,045
                                                                                             ----------
             OREGON (0.1%)
    1,625    Keizer                                                  5.20       6/01/2031         1,632
                                                                                             ----------
             PENNSYLVANIA (1.3%)
      750    Allegheny County Higher Education Building Auth.        5.50       3/01/2031           805
      875    Allegheny County IDA                                    5.13       9/01/2031           776
    4,000    Allegheny County Sanitary Auth. (INS)                   5.00       6/01/2040         4,005
    5,000    Dauphin County                                          5.00       6/01/2042         4,791
    7,000    Economic Development Financing Auth.                    4.00      10/01/2023         7,104
    1,870    Erie Parking Auth. (INS)                                5.13       9/01/2032         1,964
    2,295    Erie Parking Auth. (INS)                                5.20       9/01/2035         2,396
    1,970    Higher Educational Facilities Auth.                     5.25       7/15/2033         1,932
    2,750    Higher Educational Facilities Auth.                     5.50       7/15/2038         2,726
      550    Montgomery County IDA                                   5.00      11/15/2029           533
    1,250    State Turnpike Commission, 5.00%, 12/01/2018            4.12 (b)  12/01/2033           955
    3,200    Washington County IDA                                   5.00      11/01/2036         3,219
                                                                                             ----------
                                                                                                 31,206
                                                                                             ----------
             PUERTO RICO (0.1%)
    2,000    Industrial, Tourist, Educational, Medical,
               Environmental Control Facilities Financing Auth.      5.38       4/01/2042         1,327
                                                                                             ----------
             RHODE ISLAND (1.2%)
    5,700    EDC (INS)                                               5.00       7/01/2031         5,693
   12,185    EDC (INS)                                               5.00       7/01/2036        11,770
    2,000    Health and Educational Building Corp.                   6.00       9/01/2033         2,012
      975    Housing and Mortgage Finance Corp.                      6.85      10/01/2024           977
    9,950    Housing and Mortgage Finance Corp.                      4.85       4/01/2033         9,975
                                                                                             ----------
                                                                                                 30,427
                                                                                             ----------
             SOUTH CAROLINA (0.7%)
    5,000    Georgetown County                                       5.70       4/01/2014         5,054
    2,250    Greenwood County                                        5.38      10/01/2039         2,304
   10,000    Jobs EDA (INS)                                          4.60       4/01/2027         9,397
                                                                                             ----------
                                                                                                 16,755
                                                                                             ----------
             SOUTH DAKOTA (0.5%)
      500    Educational Enhancement Funding Corp.                   5.00       6/01/2027           526
    2,500    Health and Educational Facilities Auth.                 5.25      11/01/2027         2,517
    2,500    Health and Educational Facilities Auth.                 5.25      11/01/2029         2,580
    3,000    Health and Educational Facilities Auth.                 5.25       7/01/2038         3,025
    4,000    Health and Educational Facilities Auth.                 5.00       7/01/2042         3,879
                                                                                             ----------
                                                                                                 12,527
                                                                                             ----------
             TENNESSEE (1.2%)
    4,240    Jackson                                                 5.50       4/01/2033         4,424
    3,000    Johnson City Health and Educational Facilities Board    5.50       7/01/2031         3,071
    5,000    Johnson City Health and Educational Facilities Board    5.50       7/01/2036         5,089

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   2,000    Johnson City Health and Educational Facilities
               Board                                                 5.00%      8/15/2042    $    1,872
    4,155    Knox County Health, Educational and Housing
               Facilities Board                                      5.02 (a)   1/01/2036         1,073
    4,000    Knox County Health, Educational and Housing
               Facilities Board                                      5.03 (a)   1/01/2037           965
    3,565    Shelby County Health, Educational and Housing
               Facilities Board                                      5.00       5/01/2042         3,519
   11,075    Sullivan County Health Educational & Housing
               Facilities Board                                      5.25       9/01/2036        10,753
                                                                                             ----------
                                                                                                 30,766
                                                                                             ----------
             TEXAS (17.2%)
   19,500    Bell County Health Facilities Dev. Corp. (ETM)          6.50       7/01/2019        23,403
    1,520    Bexar County                                            5.00       7/01/2033         1,395
    1,795    Bexar County                                            5.00       7/01/2037         1,607
    6,000    Central Texas Regional Mobility Auth.                   5.75       1/01/2031         6,231
    2,500    Central Texas Regional Mobility Auth.                   5.00       1/01/2042         2,157
    1,000    Clifton Higher Education Finance Corp.                  6.00       8/15/2033         1,056
    2,750    Clifton Higher Education Finance Corp.                  6.00       8/15/2043         2,852
    5,000    Cypress-Fairbanks ISD (NBGA)                            5.00       2/15/2035         5,329
    4,000    Dallas/Fort Worth International Airport                 5.00      11/01/2034         4,043
   12,100    Denton ISD (NBGA)                                       5.16 (a)   8/15/2028         5,873
   13,885    Denton ISD (NBGA)                                       5.18 (a)   8/15/2029         6,327
   11,220    Denton ISD (NBGA)                                       5.20 (a)   8/15/2030         4,799
   15,645    Denton ISD (NBGA)                                       5.22 (a)   8/15/2031         6,309
    5,000    Duncanville ISD (NBGA)                                  4.63       2/15/2029         5,083
    2,240    Eagle Mountain-Saginaw ISD (NBGA)                       4.50       8/15/2033         2,256
    9,155    Ennis ISD (NBGA)                                        4.70 (a)   8/15/2034         3,528
    9,155    Ennis ISD (NBGA)                                        4.71 (a)   8/15/2035         3,351
    9,000    Fort Worth                                              6.00       3/01/2029        10,239
    8,085    Fort Worth                                              6.25       3/01/2033         9,120
    3,965    Guadalupe-Blanco River Auth. (INS)                      5.00       5/15/2039         3,970
    3,000    Harlandale ISD (NBGA)                                   4.75       8/15/2036         3,003
   20,100    Harris County (PRE)                                     4.75      10/01/2031        22,412
    4,900    Harris County                                           4.75      10/01/2031         5,107
    4,000    Harris County Education Facilities Finance Corp.        5.25      10/01/2029         4,314
    3,000    Harris County Education Facilities Finance Corp.        5.00       6/01/2038         2,743
    1,500    Harris County Health Facilities Dev. Corp.
                    (PRE)                                            7.25      12/01/2035         1,932
    7,000    Harris County IDC                                       5.00       2/01/2023         7,422
    2,660    Hopkins County Hospital District                        5.75       2/15/2028         2,379
   12,500    Houston Airport System                                  5.50       7/01/2034        13,644
   10,000    Houston Higher Education Finance Corp.                  5.00       9/01/2042         9,747
   22,000    Houston ISD (NBGA)                                      5.00       2/15/2033        23,188
    5,000    Irving ISD (NBGA)                                       5.38 (a)   2/15/2028         2,481
   22,000    Judson ISD (NBGA)                                       4.50       2/01/2035        22,195
    3,000    Laredo CCD (INS)                                        5.25       8/01/2035         3,115
    5,300    Matagorda County                                        6.30      11/01/2029         5,843
    3,615    Matagorda County                                        4.00       6/01/2030         3,151
    6,000    Matagorda County                                        4.00       6/01/2030         5,229
    4,235    Mesquite Health Facilities Dev. Corp.                   5.63       2/15/2035         4,029
      740    Midlothian Dev. Auth.                                   5.13      11/15/2026           714
    5,000    North Fort Bend Water Auth.                             5.00      12/15/2036         5,069
    3,000    North Texas Tollway Auth.                               5.63       1/01/2028         3,244
   15,000    North Texas Tollway Auth.                               5.63       1/01/2033        15,818
    5,000    North Texas Tollway Auth.                               5.63       1/01/2033         5,273
   15,000    North Texas Tollway Auth.                               5.75       1/01/2033        15,820
    3,000    North Texas Tollway Auth.                               7.55 (a)   9/01/2037           730
   12,500    North Texas Tollway Auth.                               5.75       1/01/2040        13,139
    5,490    Red River Education Finance Corp.                       4.38       3/15/2027         5,523
    1,000    San Leanna Education Facilities Corp.                   5.13       6/01/2026         1,022
    1,815    San Leanna Education Facilities Corp.                   5.13       6/01/2027         1,846
    6,025    San Leanna Education Facilities Corp.                   4.75       6/01/2032         5,817

================================================================================

11  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   2,395    San Leanna Education Facilities Corp.                   5.13%      6/01/2036    $    2,365
    7,205    Schertz - Cibolo - Universal City ISD (NBGA)            5.09 (a)   2/01/2033         2,778
    6,200    Schertz - Cibolo - Universal City ISD (NBGA)            5.11 (a)   2/01/2035         2,150
   18,530    State Turnpike Auth. (INS)                              5.25 (a)   8/15/2030         7,667
    1,100    Tarrant County Cultural Education Facilities
               Finance Corp.                                         6.00      11/15/2026         1,119
    6,315    Tarrant County Cultural Education Facilities
               Finance Corp.                                         5.63      11/15/2027         6,262
    4,000    Tarrant County Cultural Education Facilities
               Finance Corp.                                         6.00      11/15/2036         4,012
   15,000    Tarrant County Cultural Education Facilities
               Finance Corp.                                         5.13       5/15/2037        13,215
    4,000    Tarrant County Cultural Education Facilities
               Finance Corp.                                         5.75      11/15/2037         3,782
    5,000    Transportation Commission                               4.50       4/01/2033         5,043
    3,850    Transportation Commission                               5.00       8/15/2041         3,737
   22,000    Tyler Health Facilities Dev. Corp.                      5.25      11/01/2032        20,468
   10,000    Tyler Health Facilities Dev. Corp.                      5.00       7/01/2033         9,481
    1,230    Tyler Health Facilities Dev. Corp.                      5.38      11/01/2037         1,135
    1,000    Uptown Dev. Auth.                                       5.50       9/01/2029         1,034
    3,000    Weatherford ISD (NBGA)                                  4.83 (a)   2/15/2027         1,624
    2,500    Weatherford ISD (NBGA)                                  4.84 (a)   2/15/2028         1,286
    6,360    West Harris County Regional Water Auth. (INS)           4.70      12/15/2030         6,494
    4,770    Wood County Central Hospital District                   6.00      11/01/2041         4,924
                                                                                             ----------
                                                                                                423,453
                                                                                             ----------
             VIRGINIA (1.5%)
   11,280    College Building Auth.                                  5.00       6/01/2026        11,361
    5,000    College Building Auth.                                  5.00       6/01/2029         4,960
      880    College Building Auth. (PRE)                            5.00       6/01/2036           976
    3,120    College Building Auth.                                  5.00       6/01/2036         2,955
    1,437    Farms of New Kent Community Dev. Auth.,
               acquired 10/23/2007; cost $1,337 (f),(g),(h)          5.13       3/01/2036           702
    8,665    Farms of New Kent Community Dev. Auth.,
               acquired 9/08/2006-10/11/2007; cost
               $8,323 (f),(g),(h)                                    5.45       3/01/2036         4,236
    2,000    Farms of New Kent Community Dev. Auth.,
               acquired 11/15/2007; cost $1,870 (f),(g),(h)          5.80       3/01/2036           979
    1,300    Lewistown Commerce Center Community Dev.
               Auth.                                                 5.75       3/01/2019           543
   10,875    Lewistown Commerce Center Community Dev.
               Auth.                                                 6.05       3/01/2027         4,543
    5,000    Small Business Financing Auth.                          5.25       9/01/2037         4,826
    2,452    Watkins Centre Community Dev. Auth.                     5.40       3/01/2020         2,411
                                                                                             ----------
                                                                                                 38,492
                                                                                             ----------
             WASHINGTON (0.1%)
    2,500    Health Care Facilities Auth. (INS)                      6.00       8/15/2039         2,664
                                                                                             ----------
             WEST VIRGINIA (0.3%)
    2,000    EDA                                                     5.38      12/01/2038         2,044
    2,500    Univ. Board of Governors (INS) (PRE)                    5.00      10/01/2027         2,590
    2,500    Univ. Board of Governors (INS) (PRE)                    5.00      10/01/2028         2,590
                                                                                             ----------
                                                                                                  7,224
                                                                                             ----------
             WISCONSIN (1.4%)
    5,000    Health & Educational Facilities Auth.                   5.75      11/15/2030         5,524
    2,750    Health & Educational Facilities Auth.                   5.00       8/15/2032         2,751
    3,500    Health & Educational Facilities Auth.                   4.00      10/01/2032         3,301
   10,600    Health & Educational Facilities Auth.                   5.38       2/15/2034        10,662

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   2,500    Health & Educational Facilities Auth.                   5.38%      8/15/2037    $    2,540
    7,800    Kaukauna (INS)                                          5.00      12/15/2035         7,884
    2,725    Platteville Redevelopment Auth.                         5.00       7/01/2042         2,497
                                                                                             ----------
                                                                                                 35,159
                                                                                             ----------
             WYOMING (0.5%)
    2,360    Municipal Power Agency                                  5.50       1/01/2033         2,545
    2,300    Municipal Power Agency                                  5.50       1/01/2038         2,456
    6,000    Sweetwater County                                       5.25       7/15/2026         6,391
                                                                                             ----------
                                                                                                 11,392
                                                                                             ----------
             Total Fixed-Rate Instruments (cost: $2,268,341)                                  2,275,152
                                                                                             ----------
             PUT BONDS (3.5%)

             ARIZONA (1.3%)
   20,000    Health Facilities Auth.                                 1.91 (i)   2/01/2048        19,634
   12,500    Maricopa County                                         6.00       5/01/2029        12,719
                                                                                             ----------
                                                                                                 32,353
                                                                                             ----------
             FLORIDA (0.2%)
    4,000    Putnam County Dev. Auth. (INS)                          5.35       3/15/2042         4,575
                                                                                             ----------
             INDIANA (0.4%)
    9,000    Rockport                                                6.25       6/01/2025         9,198
                                                                                             ----------
             LOUISIANA (0.3%)
    6,750    St. Charles Parish                                      4.00      12/01/2040         6,673
                                                                                             ----------
             OHIO (0.4%)
    9,000    Air Quality Dev. Auth.                                  2.25       8/01/2029         8,920
    2,400    Water Dev. Auth.                                        2.25       8/01/2029         2,340
                                                                                             ----------
                                                                                                 11,260
                                                                                             ----------
             PENNSYLVANIA (0.9%)
    3,000    Beaver County IDA                                       2.20       1/01/2035         2,974
    8,250    Beaver County IDA                                       2.70       4/01/2035         8,066
   11,000    Berks County Municipal Auth.                            1.56 (i)  11/01/2039        11,004
    1,000    Economic Dev. Financing Auth.                           1.75      12/01/2033         1,006
                                                                                             ----------
                                                                                                 23,050
                                                                                             ----------
             Total Put Bonds (cost: $86,824)                                                     87,109
                                                                                             ----------
             ADJUSTABLE-RATE NOTES (0.8%)

             NEW JERSEY (0.8%)
   20,000    EDA (cost: $20,000)                                     1.66       3/01/2028        19,510
                                                                                             ----------
             VARIABLE-RATE DEMAND NOTES (2.3%)

             CALIFORNIA (1.3%)
   16,460    Educational Facilities Auth. (LOC - Santander
               Bank, N.A.)                                           0.78      11/01/2042        16,460
   14,655    Victorville Joint Powers Financing Auth. (LOC -
               BNP Paribas)                                          1.56       5/01/2040        14,655
                                                                                             ----------
                                                                                                 31,115
                                                                                             ----------

================================================================================

13  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON          FINAL          VALUE
(000)        SECURITY                                                RATE       MATURITY          (000)
-------------------------------------------------------------------------------------------------------
             TEXAS (1.0%)
$  16,290    Port of Port Arthur Navigation District                 0.75%     12/01/2039   $    16,290
    8,800    Port of Port Arthur Navigation District                 0.75      12/01/2039         8,800
                                                                                            -----------
                                                                                                 25,090
                                                                                            -----------
             Total Variable-Rate Demand Notes (cost: $56,205)                                    56,205
                                                                                            -----------

             TOTAL INVESTMENTS (COST: $2,431,370)                                           $ 2,437,976
                                                                                            ===========

($ IN 000s)                                        VALUATION HIERARCHY
                                                   -------------------

                                         (LEVEL 1)          (LEVEL 2)          (LEVEL 3)
                                       QUOTED PRICES          OTHER           SIGNIFICANT
                                         IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                          MARKETS          OBSERVABLE           INPUTS
                                       FOR IDENTICAL         INPUTS
ASSETS                                     ASSETS                                                    TOTAL
----------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                 $          --     $   2,275,152       $         --      $ 2,275,152
Put Bonds                                         --            87,109                 --           87,109
Adjustable-Rate Notes                             --            19,510                 --           19,510
Variable-Rate Demand Notes                        --            56,205                 --           56,205
----------------------------------------------------------------------------------------------------------
Total                                  $          --     $   2,437,976       $         --      $ 2,437,976
----------------------------------------------------------------------------------------------------------

For the period of April 1, 2013, through December 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

15  | USAA Tax Exempt Long-Term Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2013, were $81,843,000 and $75,237,000, respectively, resulting in net unrealized appreciation of $6,606,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,466,351,000 at December 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(c) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(d) A portion of the coupon is payable in kind (PIK) 7.08% (5.03% cash, 2.05%
    PIK).
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2013, was $12,798,000, which represented 0.5% of the Fund's net assets.
(g) Security was fair valued at December 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $5,917,000, which represented 0.2% of net assets of the Fund.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2013.

================================================================================

17  | USAA Tax Exempt Long-Term Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     2/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    2/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     2/24/2014
         ------------------------------